SEGMENTED INFORMATION - Revenue Concentration and Commitments (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) lb	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($) lb
Disclosure of operating segments [line items]
Prepayment on arrangement	$ 40,145,000		$ 33,993,000
Toll Milling Revenue Recognized	4,918,000		4,023,000
Uranium pre-payment	$ 8,235,000		$ 0
Uranium Sale Contract
Disclosure of operating segments [line items]
Pounds of Uranium sold | lb	4,500,000			4,500,000
Uranium pre-payment	$ 8,235,000	$ 6,000,000
Next 12 months
Disclosure of operating segments [line items]
Pounds of Uranium sold | lb	550,000			550,000
Next 12 months | Uranium Sale Contract
Disclosure of operating segments [line items]
Prepayment on arrangement				$ 4,000,000
2027
Disclosure of operating segments [line items]
Pounds of Uranium sold | lb	250,000			250,000
Mining
Disclosure of operating segments [line items]
Revenue Concentration	100.00%	100.00%	100.00%
Toll Milling Revenue Recognized	$ 4,918,000		$ 4,023,000